Warrants and Options Disclosure: Schedule of Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Tables/Schedules
Schedule of Stock Warrants

	Number of Warrants and Options	Weighted-Average Exercise Price
Outstanding at December 31, 2012	2,515,000	$0.549
Granted	322,000	-
Exercised	-	-
Forfeited/Cancelled	(238,500)	-
Outstanding at December 31, 2013	2,598,500	$0.549
Granted	2,687,500	-
Exercised	-	-
Forfeited/Cancelled	(942,500)	-
Outstanding at September 30, 2014	4,343,500	$0.529
Exercisable at September 30, 2014	2,572,944	$0.549

	Number Of Warrants and Options	Weighted-Average Exercise Price
Outstanding at December 31, 2011	-	$ -
Granted	2,515,000	0.549
Exercised	-	-
Cancelled	-	-
Outstanding at December 31, 2012	2,515,000	$ 0.549
Granted	322,000	-
Exercised	-	-
Cancelled	(238,500)	-
Outstanding at December 31, 2013	2,598,500	$ 0.549
Exercisable at December 31, 2013	1,999,550	$ 0.581